Right-of-use Asset and Lease Liability	12 Months Ended
Dec. 31, 2024
Right-of-use Asset And Lease Liability [Abstract]
Right-of-use Asset and Lease Liability
24. Right-of-use Asset and Lease Liability
24.1. Right-of-use asset

	Balance as of January 1, 2024	Additions	Amortization	Write-offs	Reclassification (a)	Balance as of December 31, 2024
Real estate	162,614	64,248	(10,909)	(736)	(8,608)	206,609
Vehicles	85,475	81,259	(54,508)	(42,852)	(2,571)	66,803
Equipment	4,511	43,608	(12,548)	—	—	35,571
	252,600	189,115	(77,965)	(43,588)	(11,179)	308,983
(a) Reclassification to Assets classified as held for sale (Note 37)

	Balance as of January 1, 2023	Additions	Amortization	Write-offs	Reclassification (a)	Balance as of December 31, 2023

Real estate	136,489	51,192	(11,874)	(2,737)	(10,456)	162,614
Vehicles	113,018	27,065	(54,082)	—	(526)	85,475
Equipment	11,873	4,629	(11,161)	(323)	(507)	4,511
	261,380	82,886	(77,117)	(3,060)	(11,489)	252,600
(a) Reclassification to Assets classified as held for sale (Note 37)
24.2. Lease liability
24.2.1. Changes in lease liability

Balance as of January 1, 2023	273,756
Additions	82,886
Charges	25,506
Payment – principal	(72,334)
Payment – charges	(25,465)
Write-offs	(2,334)
Reclassification (a)	(11,573)
Balance as of December 31, 2023	270,442
Additions	189,115
Charges	34,089
Payment – principal	(73,287)
Payment – charges	(34,662)
Write-offs or disposal	(48,362)
Reclassification (a)	(8,829)
Balance as of December 31, 2024	328,506
Current	57,502
Noncurrent	271,004
(a) Reclassification to Liabilities classified as held for sale (Note 37).
The Company defines the discount rate based on the nominal interest rate applied to the last fundraising, disregarding subsidized or incentivized funding. The interest rates applied range from 3.58% to 15.55% p.a.
24.2.2. Maturity of noncurrent installments

2026	67,373
2027	46,574
2028	31,574
2029	15,032
2030	15,086
After 2030	231,713
Undiscounted amounts	407,352
Imputed interest	(136,348)
Lease liabilities balance	271,004
24.2.3. Potential PIS/Cofins recoverable rights
The following is an indicative table of the potential PIS/Cofins right to recover embedded in the lease consideration according to the periods scheduled for payment.

Cash Flows	Nominal value	Present value
Lease consideration	556,791	328,506
Potencial Pis/Cofins	40,956	25,891
24.3. Impact of forecast inflation on discounted cash flows

	Balance in accordance with IFRS 16	Inflation projected balance	%
Lease liabilities	328,506	415,449	26.47%
Right to use assets	308,983	322,474	4.37%
Financial expense	28,560	33,967	18.93%
Amortization expense	77,965	83,268	6.80%
In the measurement and remeasurement of lease liabilities and the right-of-use assets, the discounted cash flow technique is used without considering projected future inflation, in accordance with CPC 06 (R2) / IFRS 16. In view of the unpredictability of long-term interest rates in the Brazilian economic scenario, the Company presents in the table above the comparative balances between the amount recorded in accordance with the standard, and the amount that would be recorded if projected inflation were considered.
24.4. Commitments from leases and rentals

	Less than 1 year	1 to 5 years	Over 5 years	12.31.2024
Commitments from leases and rentals	12,037	51,780	258,708	322,525
For leases of low-value assets, such as computers, printers and furniture, short-term leases, as well as land lease contracts for the development of wind power generation projects, for which payment is made on the basis of variable remuneration, the amounts are recognized in the income statement as operating costs and/or expenses (Note 29.6).
24.5. Receivables from leases

	Less than		Over	Total
	1 year	1 to 5 years	5 years	12.31.2024
Facilities sharing	2,148	8,592	25,443	36,183